Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 136,377	$ 229,974
Account receivable		97
Prepaid expenses and other current assets	22,161	28,105
Total current assets	158,538	258,176
Property and equipment, net	10,141	8,608
Intangible assets, net	10	23
Other non-current assets	2,077	1,805
Total assets	170,766	268,612
CURRENT LIABILITIES:
Accounts payable	5,665	8,093
Accrued expenses and other current liabilities	12,303	10,719
Total current liabilities	17,968	18,812
Total liabilities	17,968	18,812
Commitments and contingencies (Note 9)
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	465,285	456,293
Accumulated other comprehensive loss	9,057	9,342
Accumulated deficit	(321,681)	(215,990)
Total shareholders’ equity	152,798	249,800
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	170,766	268,612
Deferred Shares
SHAREHOLDERS’ EQUITY:
Deferred shares, value		2
Deferred B Shares
SHAREHOLDERS’ EQUITY:
Deferred shares, value		$ 153
Deferred Shares Two
SHAREHOLDERS’ EQUITY:
Deferred shares, value	$ 137